Note 14 - Employee Benefits - Stock Options Outstanding (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Exercise Price Range 1 [Member]
Exercise Price (in dollars per share) | $ / shares	$ 11.21
Number Outstanding (in shares)	34,229
Weighted Average Remaining Contractual Life in Years (Year)	7 years 36 days
Number Exercisable (in shares)	22,819
Number Unexercisable (in shares)	11,410
Unrecognized Compensation Expense | $	$ 1,165
Exercise Price Range 1 [Member] | Employee Stock Option [Member]
Weighted Average Years Over Which Unrecognized Compensation will be Recognized (Year)	36 days
Exercise Price Range 2 [Member]
Number Outstanding (in shares)	34,229
Number Exercisable (in shares)	22,819
Number Unexercisable (in shares)	11,410
Unrecognized Compensation Expense | $	$ 1,165